Accounts and Transactions with Related Parties - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)
Desarrollo inmobiliario del este, S. A. [member] | Desarrollo inmobiliario [member]
Disclosure of transactions between related parties [line items]
Approximate area of building | ft²	121,686
Number of lease floor	Five
Corporacion de inversiones areas, S. A [member] | Desarrollo inmobiliario [member] | Class B shares [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership	100.00%
Executive officers [member]
Disclosure of transactions between related parties [line items]
Future payments pursuant to a non-compete agreement	$ 3.1
Petroleos delta, S. A. [member]
Disclosure of transactions between related parties [line items]
Contract agreement term	Two years
Guarantee deposits	$ 11.8	$ 7.0
The last contract subscribed	June, 2016